UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2013

                                                                      (Form N-Q)

48701-0513                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
March 31, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (88.9%)

              COMMON STOCKS (29.3%)

              CONSUMER DISCRETIONARY (4.1%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (2.2%)
   17,000     Burberry Group plc ADR                                                      $        686
   70,000     Cie Financiere Richemont S.A. ADR                                                    547
   21,000     LVMH Moet Hennessy ADR                                                               719
   24,000     Swatch Group AG ADR                                                                  703
                                                                                           -----------
                                                                                                 2,655
                                                                                           -----------
              AUTOMOBILE MANUFACTURERS (0.8%)
   16,000     BMW AG ADR                                                                           461
   10,000     Daimler AG ADR                                                                       545
                                                                                           -----------
                                                                                                 1,006
                                                                                           -----------
              DEPARTMENT STORES (0.4%)
   20,000     PPR ADR(a)                                                                           439
                                                                                           -----------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
   24,000     Royal Caribbean Cruises Ltd.                                                         798
                                                                                           -----------
              Total Consumer Discretionary                                                       4,898
                                                                                           -----------
              CONSUMER STAPLES (0.5%)
              -----------------------
              DRUG RETAIL (0.5%)
   10,000     CVS Caremark Corp.                                                                   550
                                                                                           -----------
              ENERGY (9.3%)
              -------------
              COAL & CONSUMABLE FUELS (0.9%)
   50,000     Peabody Energy Corp.                                                               1,057
                                                                                           -----------
              INTERGRATED OIL & GAS (1.7%)
   45,000     Gazprom OAO ADR                                                                      382
    3,300     Lukoil OAO ADR                                                                       213
   15,000     Occidental Petroleum Corp.                                                         1,176
    6,000     Total S.A. ADR                                                                       288
                                                                                           -----------
                                                                                                 2,059
                                                                                           -----------
              OIL & GAS EXPLORATION & PRODUCTION (5.7%)
    7,000     Apache Corp.                                                                         540
   95,000     Encana Corp.                                                                       1,849
    7,000     EOG Resources, Inc.                                                                  897
   16,000     EQT Corp.                                                                          1,084
   24,000     Southwestern Energy Co.*                                                             894
   80,000     Ultra Petroleum Corp.*                                                             1,608
                                                                                           -----------
                                                                                                 6,872
                                                                                           -----------

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (1.0%)
   45,000     Cheniere Energy, Inc.*                                                       $     1,260
                                                                                           -----------
              Total Energy                                                                      11,248
                                                                                           -----------
              FINANCIALS (4.5%)
              -----------------
              CONSUMER FINANCE (0.7%)
   16,000     Capital One Financial Corp.                                                          879
                                                                                           -----------
              DIVERSIFIED BANKS (0.4%)
   32,000     Sberbank of Russia ADR                                                               408
                                                                                           -----------
              LIFE & HEALTH INSURANCE (0.4%)
   12,000     MetLife, Inc.                                                                        456
                                                                                           -----------
              REGIONAL BANKS (0.4%)
   12,000     CIT Group, Inc.*                                                                     522
                                                                                           -----------
              REITs - MORTGAGE (1.9%)
   70,000     American Capital Agency Corp.                                                      2,295
                                                                                           -----------
              REITs - OFFICE (0.3%)
    6,000     Digital Realty Trust, Inc.                                                           401
                                                                                           -----------
              SPECIALIZED FINANCE (0.4%)
    5,000     CME Group, Inc.                                                                      307
    1,000     IntercontinentalExchange, Inc.*                                                      163
                                                                                           -----------
                                                                                                   470
                                                                                           -----------
              Total Financials                                                                   5,431
                                                                                           -----------
              INDUSTRIALS (1.3%)
              ------------------
              AEROSPACE & DEFENSE (1.3%)
   10,000     Boeing Co.                                                                           859
   10,000     General Dynamics Corp.                                                               705
                                                                                           -----------
                                                                                                 1,564
                                                                                           -----------
              Total Industrials                                                                  1,564
                                                                                           -----------
              INFORMATION TECHNOLOGY (3.8%)
              -----------------------------
              APPLICATION SOFTWARE (0.5%)
   15,000     Adobe Systems, Inc.*                                                                 653
                                                                                           -----------
              COMMUNICATIONS EQUIPMENT (0.4%)
    7,000     QUALCOMM, Inc.                                                                       469
                                                                                           -----------
              INTERNET SOFTWARE & SERVICES (0.9%)
    1,000     Google, Inc. "A"*                                                                    794
   10,000     Yahoo! Inc.*                                                                         235
                                                                                           -----------
                                                                                                 1,029
                                                                                           -----------
              SEMICONDUCTORS (1.0%)
   20,000     Broadcom Corp. "A"                                                                   694
   25,000     Intel Corp.                                                                          546
                                                                                           -----------
                                                                                                 1,240
                                                                                           -----------
              SYSTEMS SOFTWARE (1.0%)
   40,000     Microsoft Corp.                                                                    1,144
                                                                                           -----------
              Total Information Technology                                                       4,535
                                                                                           -----------

              MATERIALS (4.8%)
              ----------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    3,000     CF Industries Holdings, Inc.                                                         571
                                                                                           -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              PRECIOUS METALS & MINERALS (3.9%)
    5,500     Agnico-Eagle Mines Ltd.                                                      $       226
   30,000     Allied Nevada Gold Corp.*                                                            494
   14,000     AngloGold Ashanti Ltd. ADR                                                           330
    9,000     Barrick Gold Corp.                                                                   265
   29,200     Eldorado Gold Corp.                                                                  278
   15,000     Goldcorp, Inc.                                                                       504
   80,000     Harmony Gold Mining Co. Ltd. ADR                                                     513
   70,000     IAMGOLD Corp.                                                                        504
   29,000     Kinross Gold Corp.                                                                   230
    8,000     Newmont Mining Corp.                                                                 335
   17,400     Pan American Silver Corp.                                                            285
    9,300     Silver Wheaton Corp.                                                                 291
   30,000     Yamana Gold, Inc.                                                                    460
                                                                                           -----------
                                                                                                 4,715
                                                                                           -----------
              STEEL (0.4%)
   10,000     Rio Tinto plc ADR                                                                    471
                                                                                           -----------
              Total Materials                                                                    5,757
                                                                                           -----------

              TELECOMMUNICATION SERVICES (1.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   20,000     CenturyLink, Inc.                                                                   703
                                                                                          -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   20,000     Vodafone Group plc ADR                                                              568
                                                                                          -----------
              Total Telecommunication Services                                                  1,271
                                                                                          -----------
              Total Common Stocks (cost: $32,935)                                              35,254
                                                                                          -----------
              EXCHANGE-TRADED FUNDS (39.3%)

   80,000     Health Care Select Sector SPDR Fund                                               3,676
   12,000     Industrial Select Sector SPDR Fund                                                  501
   40,000     iShares Core MSCI Emerging Markets ETF                                            2,030
   10,000     iShares Core S&P MidCap ETF                                                       1,151
   15,000     iShares Core S&P Small Cap ETF                                                    1,306
   70,000     iShares FTSE China 25 Index Fund(c)                                               2,583
  220,000     iShares Gold Trust(c)                                                             3,414
   24,000     iShares MSCI Brazil Capped Index Fund                                             1,308
   80,000     iShares MSCI Germany Index Fund                                                   1,958
   50,000     iShares MSCI Indonesia Investable Market Index Fund                               1,742
  160,000     iShares MSCI Italy Capped Index Fund                                              1,888
   80,000     iShares MSCI Malaysia Index Fund                                                  1,198
   20,000     iShares MSCI Philippines Investable Market Index Fund                               823
   50,000     iShares MSCI Russia Capped Index Fund                                             1,099
   15,000     iShares MSCI Spain Capped Index Fund                                                425
    8,000     iShares MSCI Thailand Capped Investable Market Index Fund                           729
   18,000     iShares MSCI Turkey Investable Market Index Fund                                  1,281
   14,000     iShares Russell 1000 Value Index Fund                                             1,136
  125,000     iShares S&P U.S. Preferred Stock Index Fund(c)                                    5,065
  130,000     Market Vectors Junior Gold Miners ETF                                             2,176
   12,000     Materials Select Sector SPDR Fund                                                   470
   25,000     SPDR Gold Trust                                                                   3,861
   15,000     SPDR S&P China ETF                                                                1,049
   16,000     Vanguard Energy ETF(c)                                                            1,813
   40,000     Vanguard Information Technology ETF                                               2,916
   10,000     Vanguard Value ETF                                                                  656
   10,000     WisdomTree Emerging Markets Small Cap Dividend Fund                                 516
   30,000     WisdomTree India Earnings Fund                                                      539
                                                                                          -----------
              Total Exchange-Traded Funds (cost: $45,428)                                      47,309
                                                                                          -----------

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (20.3%)

    20,000    iShares Barclays 0-5 Year TIPS Bond Fund                                     $     2,070
    30,000    iShares Barclays 1-3 Year Credit Bond Fund                                         3,166
    45,000    iShares Barclays 20 Year Treasury Bond Fund                                        5,299
    40,000    iShares Barclays 7-10 Year Treasury Bond Fund(c)                                   4,294
    20,000    iShares Barclays MBS Bond Fund                                                     2,159
    25,000    iShares Barclays TIPS Bond Fund                                                    3,031
     7,000    iShares Emerging Markets Local Currency Bond Fund                                    372
    20,000    iShares iBoxx Investment Grade Corporate Bond Fund                                 2,398
     5,000    iShares JPMorgan USD Emerging Markets Bond Fund                                      587
    20,000    WisdomTree Emerging Markets Local Debt Fund                                        1,052
                                                                                           -----------
              Total Fixed-Income Exchange-Traded Funds (cost: $24,296)                          24,428
                                                                                           -----------
              Total Equity Securities (cost: $102,659)                                         106,991
                                                                                           -----------

              MONEY MARKET INSTRUMENTS (14.9%)

              MONEY MARKET FUNDS (14.9%)
18,001,608    State Street Institutional Liquid Reserve Fund, 0.13% (b)(cost: $18,002)          18,002
                                                                                           -----------

              TOTAL INVESTMENTS (COST: $120,661)                                           $   124,993
                                                                                           ===========

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.2%)
     1,425    Put - iShares MSCI EAFE Index expiring April 20, 2013 at 58                           66
     3,690    Put - iShares MSCI Emerging Markets Index expiring April 20, 2013 at 41               55
        25    Put - Russell 2000 Index expiring April 20, 2013 at 920                               12
        87    Put - S&P 500 Index expiring April 20, 2013 at 1490                                   24
        55    Put - S&P 500 Index expiring April 20, 2013 at 1520                                   28
       100    Put - S&P 500 Index expiring April 20, 2013 at 1530                                   66
                                                                                           -----------
              TOTAL PURCHASED OPTIONS (COST: $478)                                         $       251
                                                                                           ===========

              WRITTEN OPTIONS (0.2%)
       (50)   Call - S&P 500 Index expiring April 20, 2013 at 1520                                (265)

                                                                                           -----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $116)                              $      (265)
                                                                                           ===========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $      34,815       $       439       $         --     $   35,254
  Exchange-Traded Funds                            48,360                --                 --         48,360
  Fixed-Income Exchange-Traded Funds               23,377                --                 --         23,377
Money Market Instruments:
  Money Market Funds                               18,002                --                 --         18,002
Purchased Options                                     251                --                 --            251
-------------------------------------------------------------------------------------------------------------
Total                                       $     124,805 $             439       $         --     $  125,244
-------------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
LIABILITIES                                  LIABILITIES                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Written Options                             $        (265)      $        --       $         --     $     (265)
Total                                       $        (265)      $        --       $         --     $     (265)
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values

================================================================================

6  | USAA Total Return Strategy Fund

================================================================================

of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolios of Investments |  8

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. NEW ACCOUNTING PRONOUNCEMENTS -- OFFSETTING ASSETS AND LIABILITIES --
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210):
Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2013, were $6,221,000 and $2,116,000, respectively, resulting in net unrealized appreciation of $4,105,000.

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $120,370,000 at March 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.0% of net assets at March 31, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at March 31, 2013, by the Manager in accordance with valuation procedures approved by the Board.
(b) Rate represents the money market fund annualized seven-day yield at March 31, 2013.
(c) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at March 31, 2013.
*   Non-income-producing security.

================================================================================

                                        Notes to Portfolios of Investments |  10



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.